Share-based payments - Share options and awards (Details) - GBP (£)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share value plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award, granted in year	[1],[2]	£ 1.9	£ 2.3
Weighted average share price at exercise/ release during year	[1],[2]	£ 2.11	£ 2.29
Weighted average remaining contractual life in years	[1]		1 year
Number of options/ awards outstanding	[1],[2]	67,898,000	191,610,000	406,016,000
Share value plan [member] | Max [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life in years	[1],[2]	1 year
Deferred share value plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award, granted in year	[1],[2]	£ 1.94	£ 2.26
Weighted average share price at exercise/ release during year	[1],[2]	£ 2.1	£ 2.06
Weighted average remaining contractual life in years	[1],[2]	1 year	1 year
Number of options/ awards outstanding	[1],[2]	206,571,000	125,399,000	0
Others [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options/ awards outstanding	[3]	217,952,000	210,160,000	205,129,000	[2]
Others [member] | Min [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award, granted in year	[3]	£ 0.36	£ 0.41
Weighted average share price at exercise/ release during year	[3]	£ 1.82	£ 2.3
Weighted average remaining contractual life in years	[3]	0 years	0 years
Others [member] | Max [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award, granted in year	[3]	£ 2.11	£ 1.99
Weighted average share price at exercise/ release during year	[3]	£ 2.11	£ 2.3
Weighted average remaining contractual life in years	[3]	3 years	3 years

[1]	Nil cost award and therefore the weighted average exercise price was nil.
[2]	Options/award granted over Barclays PLC shares.
[3]

The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was 8,159,542 ). The weighted average exercise price relates to Sharesave.